Debt - Maturities (Details) € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 25, 2017	Jun. 12, 2017	Dec. 31, 2016
Payments by calendar year
2018	$ 599,650
2019	144,303
2020	2,547,079
2021	478,776
2022	1,883,776
2023 and thereafter	2,827,594
Total	$ 8,481,178
7.500% Senior Secured Notes due 2019
Payments by calendar year
Stated interest rate on debt (as a percent)	7.50%	7.50%
5.500% Senior Secured Notes due 2020
Payments by calendar year
Stated interest rate on debt (as a percent)	5.50%	5.50%
Senior Notes
Payments by calendar year
2018	$ 0
2019	144,303
2020	2,163,303
2021	0
2022	1,500,000
2023 and thereafter	2,179,972
Total	5,987,578
Senior Notes | 6.250% Senior Secured Notes due 2022
Payments by calendar year
2018	0
2019	0
2020	0
2021	0
2022	1,500,000
2023 and thereafter	0
Total	$ 1,500,000
Stated interest rate on debt (as a percent)	6.25%	6.25%			6.25%
Senior Notes | 6.500% Senior Secured Notes due 2025
Payments by calendar year
2018	$ 0
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	1,100,000
Total	$ 1,100,000
Stated interest rate on debt (as a percent)	6.50%	6.50%			6.50%
Senior Notes | 4.750% Senior Secured Notes due 2023
Payments by calendar year
2018	$ 0
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	1,019,405
Total	$ 1,019,405
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 4.125% Senior Secured Notes due 2020
Payments by calendar year
2018	$ 0
2019	0
2020	839,510
2021	0
2022	0
2023 and thereafter	0
Total	$ 839,510
Stated interest rate on debt (as a percent)	4.125%	4.125%			4.125%
Senior Notes | 5.625% Senior Secured Notes due 2020
Payments by calendar year
2018	$ 0
2019	0
2020	600,000
2021	0
2022	0
2023 and thereafter	0
Total	$ 600,000
Stated interest rate on debt (as a percent)	5.625%	5.625%			5.625%
Senior Notes | 4.750% Senior Secured Notes due 2020
Payments by calendar year
2018	$ 0
2019	0
2020	599,650
2021	0
2022	0
2023 and thereafter	0
Total	$ 599,650
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 7.500% Senior Secured Notes due 2019
Payments by calendar year
2018	$ 0
2019	144,303
2020	0
2021	0
2022	0
2023 and thereafter	0
Total	$ 144,303
Stated interest rate on debt (as a percent)	7.50%	7.50%		7.50%	7.50%
Senior Notes | 5.500% Senior Secured Notes due 2020
Payments by calendar year
2018	$ 0
2019	0
2020	124,143
2021	0
2022	0
2023 and thereafter	0
Total	$ 124,143
Stated interest rate on debt (as a percent)	5.50%	5.50%			5.50%
Senior Notes | 5.350% Senior Secured Notes due 2023
Payments by calendar year
2018	$ 0
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	60,567
Total	$ 60,567
Stated interest rate on debt (as a percent)	5.35%	5.35%			5.35%
Senior Notes | 6.625% Senior Secured Notes due 2018
Payments by calendar year
2018	$ 599,650
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	0
Total	$ 599,650
Stated interest rate on debt (as a percent)	6.625%	6.625%	6.625%		6.625%
Term loan | Term Loan Facility due 2023
Payments by calendar year
2018	$ 0
2019	0	€ 320,000
2020	383,776	320,000
2021	383,776	320,000
2022	383,776	€ 540,000
2023 and thereafter	647,622
Total	1,798,950
Revolving Credit Facilities due 2021 | Revolving Credit Facilities due 2021
Payments by calendar year
2018	0
2019	0
2020	0
2021	95,000
2022	0
2023 and thereafter	0
Total	$ 95,000